UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUND, INC.

WESTERN ASSET CORE BOND FUND

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 35.4%
FHLMC - 5.2%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-8/1/47	$72,689,886	$75,321,683
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-10/1/48	20,071,698	21,177,908
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/24-3/1/39	827,865	932,824
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/48	151,626,488	153,775,450
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	6/1/32-9/1/39	477,929	532,232
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	17,754,793	17,645,530
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	4/1/35-4/1/38	2,364,689	2,525,502
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36-11/1/39	495,454	548,617
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	2/1/38-9/1/47	17,022,906	16,352,289
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/48	93,000,000	93,918,786	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/1/48	46,600,000	44,589,729	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	10/1/48	8,000,000	8,257,812	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	10/1/48	26,800,000	28,142,094	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/25/48	17,259,612	16,485,626	(b)

Total FHLMC				480,206,082

FNMA - 17.1%
Federal National Mortgage Association (FNMA)	2.680%	4/1/19	7,572,725	7,562,679
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-6/1/57	445,502,537	451,895,106
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-5/1/48	11,985,115	12,647,798
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	5,969,316	6,553,814
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	710,000	686,841
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	48,878	49,789
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	2,361,431	2,606,935
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	5,240,000	5,030,000
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	3,058,424	2,935,108
Federal National Mortgage Association (FNMA)	3.150%	3/1/28	1,840,000	1,782,912
Federal National Mortgage Association (FNMA)	3.580%	6/1/28	4,736,500	4,728,942
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-9/1/57	66,100,178	68,584,810
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	1,254,551	1,400,487
Federal National Mortgage Association (FNMA)	3.000%	10/1/33-10/1/48	71,205,000	68,137,553	(a)
Federal National Mortgage Association (FNMA)	3.500%	10/1/33-10/1/48	129,100,000	129,109,317	(a)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	3,246,257	3,500,150
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.969%)	3.720%	11/1/35	595,686	610,297	(c)
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	234,006,644	230,549,008
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-9/1/48	97,240,919	93,223,214
Federal National Mortgage Association (FNMA)	4.000%	10/1/48	103,250,000	104,266,364	(a)
Federal National Mortgage Association (FNMA)	4.500%	10/1/48	239,100,000	246,676,039	(a)
Federal National Mortgage Association (FNMA)	5.000%	10/1/48	113,000,000	118,632,988	(a)
Federal National Mortgage Association (FNMA)	3.000%	10/25/48	38,938,796	37,192,634	(b)

Total FNMA				1,598,362,785

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 13.1%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	$38,202	$41,451
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	5,442,574	5,991,524
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	40,524	41,449
Government National Mortgage Association (GNMA)	6.000%	3/15/26-6/15/35	2,557,598	2,782,798
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	247,350	268,792
Government National Mortgage Association (GNMA)	5.000%	1/15/40	61,627	65,182
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	3,459,977	3,758,921
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	716,231	817,529
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/48	43,050,908	44,613,139
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-9/20/48	144,681,676	151,453,887
Government National Mortgage Association (GNMA) II	4.000%	8/20/47	37,485,391	38,315,348
Government National Mortgage Association (GNMA) II	3.500%	8/20/47-12/20/47	79,365,284	79,022,070
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	88,560,945	85,862,779
Government National Mortgage Association (GNMA) II	3.000%	9/20/48-10/1/48	78,000,000	75,544,219	(a)
Government National Mortgage Association (GNMA) II	4.500%	9/20/48-10/20/48	365,940,000	378,221,184	(a)
Government National Mortgage Association (GNMA) II	5.000%	9/20/48-11/1/48	149,100,000	155,700,805	(a)
Government National Mortgage Association (GNMA) II	3.500%	10/20/48	12,000,000	11,932,968	(a)
Government National Mortgage Association (GNMA) II	4.000%	10/20/48	188,200,000	191,412,636	(a)

Total GNMA				1,225,846,681

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,348,702,024)				3,304,415,548

CORPORATE BONDS & NOTES - 27.9%
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T Inc., Senior Notes	5.800%	2/15/19	2,000,000	2,023,451
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	758,373
AT&T Inc., Senior Notes	4.350%	6/15/45	7,100,000	6,139,117
AT&T Inc., Senior Notes	4.750%	5/15/46	1,380,000	1,265,464
AT&T Inc., Senior Notes	4.500%	3/9/48	9,988,000	8,748,741
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,410,000	1,308,379	(d)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	490,658
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,048,703
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	2,200,000	2,118,557
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	3,150,000	3,093,114
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,850,000	2,814,174
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,831,000	3,723,935
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	3,730,000	3,753,649
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	10,761,000	10,840,406	(d)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,450,000	2,436,365
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,342,000	2,504,461
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,394,000	5,550,548
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	10,000	9,007
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,830,000	2,833,699
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	692,414
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	2,530,000	2,415,595

Total Diversified Telecommunication Services				64,568,810

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Entertainment - 0.0%
Viacom Inc., Senior Notes	4.250%	9/1/23	$720,000	$725,668
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	354,126

Total Entertainment				1,079,794

Media - 0.7%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	49,414
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,200,000	2,917,211
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	4,200,000	4,204,116
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	311,000	316,471
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,770,000	1,799,810
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	9,550,000	9,154,074
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	380,000	409,753
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,570,000	3,482,836
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,762,000	2,978,830
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,510,000	1,435,804
Comcast Corp., Senior Notes	7.050%	3/15/33	3,880,000	4,827,090
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,305,805
Comcast Corp., Senior Notes	3.200%	7/15/36	820,000	685,544
Comcast Corp., Senior Notes	3.900%	3/1/38	5,090,000	4,674,470
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,030,000	3,016,606	(d)
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	2,330,000	2,389,848
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	2,720,000	2,743,222
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,330,000	1,446,718
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	450,000	516,861
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	910,000	995,301
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,648,000	5,719,726
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	20,000	19,325
Warner Media LLC, Senior Notes	4.750%	3/29/21	2,260,000	2,329,628
Warner Media LLC, Senior Notes	3.800%	2/15/27	3,860,000	3,698,845
Warner Media LLC, Senior Notes	6.100%	7/15/40	10,000	10,675

Total Media				63,127,983

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	$2,470,000	$2,531,590
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	4,965,435
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	1,688,000	1,650,082	(d)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	18,975,000	18,951,281	(d)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,570,000	1,573,218	(d)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	18,170,000	17,936,482
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	9,440,000	9,513,298

Total Wireless Telecommunication Services				57,121,386

TOTAL COMMUNICATION SERVICES				185,897,973

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,060,000	1,012,725	(d)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	980,000	967,235	(d)
Daimler Finance North America LLC, Senior Notes	2.700%	8/3/20	2,285,000	2,259,068	(d)
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,430,000	2,030,139
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,077,887
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,720,000	3,666,869
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,473,269
General Motors Co., Senior Notes	5.150%	4/1/38	890,000	830,240
General Motors Co., Senior Notes	6.250%	10/2/43	4,764,000	4,900,708
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	1,225,000	1,201,134
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,290,000	1,269,770
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	1,060,000	1,014,429

Total Automobiles				25,703,473

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,230,000	3,205,552
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,800,000	2,724,248
McDonald’s Corp., Senior Notes	4.875%	12/9/45	6,555,000	6,881,105
Sands China Ltd., Senior Notes	4.600%	8/8/23	3,270,000	3,277,515	(d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	5,460,000	5,455,510	(d)

Total Hotels, Restaurants & Leisure				21,543,930

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	2,920,000	2,874,886
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	2,792,270
Newell Brands Inc., Senior Notes	4.200%	4/1/26	3,310,000	3,151,155

Total Household Durables				8,818,311

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,880,000	6,604,737
Amazon.com Inc., Senior Notes	3.875%	8/22/37	3,020,000	2,966,534
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,390,000	3,805,585
Amazon.com Inc., Senior Notes	4.050%	8/22/47	2,630,000	2,601,669
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	90,940

Total Internet & Direct Marketing Retail				16,069,465

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	$2,430,000	$2,202,955

TOTAL CONSUMER DISCRETIONARY				74,338,134

CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	2,800,000	2,760,889
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,490,000	4,443,542
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	14,780,000	14,375,358
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	11,860,000	12,039,104
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,421,058
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,470,000	2,447,209
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	6,630,000	6,547,839
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	885,615
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,750,000	2,702,392
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	406,843
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	473,763
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	6,240,000	6,369,659	(d)

Total Beverages				56,873,271

Food & Staples Retailing - 0.2%
CVS Health Corp. Pass-Through Trust, Secured Trust	6.036%	12/10/28	5,883,668	6,282,828
CVS Health Corp. Pass-Through Trust, Secured Trust	6.943%	1/10/30	486,707	543,975
Kroger Co. (The), Senior Notes	5.150%	8/1/43	180,000	179,643
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	3,240,000	3,079,700
Walmart, Inc., Senior Notes	3.700%	6/26/28	10,310,000	10,325,343

Total Food & Staples Retailing				20,411,489

Food Products - 0.4%
Danone SA, Senior Bonds	2.589%	11/2/23	7,250,000	6,827,730	(d)
Danone SA, Senior Notes	2.077%	11/2/21	4,710,000	4,511,188	(d)
Danone SA, Senior Notes	2.947%	11/2/26	4,820,000	4,433,447	(d)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,030,000	1,047,882	(d)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	1,818,000	1,870,289
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	60,000	59,678
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	1,510,000	1,499,821
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	260,000	261,014
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	2,250,000	2,220,479
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	3,294,000	3,011,830
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,180,000	1,168,898
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	580,000	555,684
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,680,000	1,648,063
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	6,300,000	5,585,285
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	679,945	(d)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,826,776	(d)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	670,000	670,939	(d)

Total Food Products				37,878,948

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$2,730,000	$2,876,404
Altria Group Inc., Senior Notes	4.750%	5/5/21	3,240,000	3,350,597
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,850,000	1,810,170
Altria Group Inc., Senior Notes	5.375%	1/31/44	691,000	744,710
BAT Capital Corp., Senior Notes	3.557%	8/15/27	19,820,000	18,491,817	(d)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	6,440,000	5,955,370	(d)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	4,830,000	4,776,991
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,729,269
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,504,082
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	8,440,000	8,113,918
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,532,976
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,173,092
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,010,347
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,386,633
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,810,000	1,975,188

Total Tobacco				61,431,564

TOTAL CONSUMER STAPLES				176,595,272

ENERGY - 4.7%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	3,490,000	3,465,458
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,286,375
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,729,936	(d)

Total Energy Equipment & Services				8,481,769

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	164,039
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	2,620,000	2,914,204
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	20,420,000	18,771,953
Apache Corp., Senior Notes	3.250%	4/15/22	1,038,000	1,022,623
Apache Corp., Senior Notes	6.000%	1/15/37	289,000	316,713
Apache Corp., Senior Notes	5.100%	9/1/40	6,770,000	6,717,665
Apache Corp., Senior Notes	5.250%	2/1/42	7,680,000	7,745,879
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	10,401,401
Apache Corp., Senior Notes	4.250%	1/15/44	20,260,000	18,026,073
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	1,250,000	1,237,288
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	161,121
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,127,112
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	7,270,000	7,137,483
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	1,000,000	995,064
BP Capital Markets PLC, Senior Notes	3.119%	5/4/26	9,830,000	9,382,744
Chevron Corp., Senior Notes	2.954%	5/16/26	2,770,000	2,647,899
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	2,925,000	2,799,308

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	$10,030,000	$9,633,976
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	8,060,000	8,115,824
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	7,140,000	7,214,527
Concho Resources Inc., Senior Notes	3.750%	10/1/27	150,000	143,444
Concho Resources Inc., Senior Notes	4.300%	8/15/28	4,260,000	4,251,209
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	449,160
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	3,250,000	3,348,815
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	640,000	800,080
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,525,000	2,479,293
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	412,969
Devon Energy Corp., Senior Notes	5.850%	12/15/25	7,710,000	8,414,659
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	2,542,854
Devon Energy Corp., Senior Notes	5.000%	6/15/45	6,130,000	6,060,368
Ecopetrol SA, Senior Notes	5.875%	5/28/45	33,970,000	33,723,718
El Paso Natural Gas Co., LLC, Senior Notes	8.375%	6/15/32	3,010,000	3,808,354
Energy Transfer Partners LP, Senior Notes	4.950%	6/15/28	1,080,000	1,101,616
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	646,972
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,880,000	1,925,476
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	3,290,000	3,194,333
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	4,090,000	4,156,274
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	10,810,000	11,018,633	(d)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	8,780,000	8,681,646	(d)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	3,130,000	3,294,575	(d)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	690,000	777,918
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	9,250,000	11,545,725
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	2,760,000	2,769,412
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	382,185
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	2,019,409
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	4,080,000	4,053,032
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	460,000	477,136
MPLX LP, Senior Notes	4.000%	3/15/28	7,490,000	7,217,996
MPLX LP, Senior Notes	4.500%	4/15/38	4,810,000	4,547,793
MPLX LP, Senior Notes	4.700%	4/15/48	8,450,000	7,904,887
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,560,000	4,618,773
Noble Energy Inc., Senior Notes	3.850%	1/15/28	3,860,000	3,653,028
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,550,000	3,513,565
Noble Energy Inc., Senior Notes	4.950%	8/15/47	9,790,000	9,410,577
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,220,000	1,208,495
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,520,000	2,396,793
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	5,883,769
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,850,000	1,886,317
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	2,800,000	2,720,091
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	7,720,000	7,945,077	(d)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,275,912
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,330,000	2,343,398

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	$27,880,000	$27,090,996	(d)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	4,343,000	4,336,486
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	6,500,000	5,517,850
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,333,000	4,023,191
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,510,000	11,502,414
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	5,000,000	4,783,450
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	2,780,000	2,761,759	(d)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,460,000	4,466,018	(d)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	2,740,000	2,794,661
Shell International Finance BV, Senior Notes	1.875%	5/10/21	1,040,000	1,006,909
Shell International Finance BV, Senior Notes	2.875%	5/10/26	7,430,000	7,063,624
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,620,000	1,705,962
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,560,000	4,746,677
Shell International Finance BV, Senior Notes	4.000%	5/10/46	9,590,000	9,407,396
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	6,200,000	6,292,473	(d)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	4,450,000	5,728,286
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	14,120,000	17,223,602
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	370,000	411,469
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,373,000	2,892,007
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	31,464
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,474,818
Williams Partners LP, Senior Notes	5.250%	3/15/20	1,940,000	1,991,666

Total Oil, Gas & Consumable Fuels				435,791,810

TOTAL ENERGY				444,273,579

FINANCIALS - 9.7%
Banks - 7.4%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	2,260,000	2,233,088	(d)
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,510,000	1,516,783	(d)
Banco Santander SA, Senior Notes	3.848%	4/12/23	7,200,000	7,041,605
Banco Santander SA, Senior Notes	3.800%	2/23/28	1,400,000	1,274,427
Banco Santander SA, Senior Notes	4.379%	4/12/28	3,800,000	3,611,087
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.457%	4/12/23	2,400,000	2,406,242	(c)
Bank of America Corp., Senior Notes	2.600%	1/15/19	347,000	346,960
Bank of America Corp., Senior Notes	3.300%	1/11/23	5,130,000	5,061,775
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,684,666
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,537,594
Bank of America Corp., Senior Notes	3.500%	4/19/26	5,100,000	4,935,589
Bank of America Corp., Senior Notes	5.000%	1/21/44	10,290,000	10,985,857
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,502,000	2,429,455	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	11,620,000	10,919,138	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	8,690,000	8,595,455	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	$8,610,000	$8,217,968	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	16,840,000	15,447,097	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,072,958
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,170,449
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,220,000	1,223,386
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	18,000,000	17,811,734
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,471,621
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year Swap Rate + 1.432%)	3.803%	12/15/32	1,470,000	1,375,317	(c)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	2,200,000	2,156,973	(d)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,080,865	(d)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	5,470,000	5,396,325	(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	8,820,000	8,672,526	(d)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year Swap Rate + 1.483%)	4.375%	3/1/33	7,620,000	7,260,793	(c)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,163,771	(d)
Citigroup Inc., Senior Notes	3.300%	4/27/25	13,460,000	12,947,186
Citigroup Inc., Senior Notes	8.125%	7/15/39	600,000	868,637
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,858,000	7,960,297
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	20,160,000	18,991,668	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,033,411
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	5,080,000	5,085,225
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,243,304
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,481,296
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	29,230,000	28,924,048
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	544,063
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	675,000	771,427
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	774,910
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,589,000	1,667,454
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	800,000	783,304
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	163,330	(d)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	9,410,000	8,712,116	(d)
Compass Bank, Subordinated Notes	3.875%	4/10/25	1,750,000	1,681,527
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	4,838,000	5,124,651	(c)(d)(e)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	1,480,000	1,465,617
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	1,500,000	1,528,974	(d)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,930,000	3,994,465
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	14,740,000	14,423,015
Cooperatieve Rabobank UA, Subordinated Notes	4.375%	8/4/25	10,080,000	9,996,532
Cooperatieve Rabobank UA, Subordinated Notes	3.750%	7/21/26	5,000,000	4,730,407
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	7,210,000	7,519,129	(c)(d)(e)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	3,300,000	3,295,678	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	$4,680,000	$4,351,415	(c)(d)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	7,410,000	7,602,088
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,686,071
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,560,000	1,554,694
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,990,000	8,669,623	(c)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	12,460,000	12,474,731	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,131,204
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,010,917
ING Bank NV, Senior Notes	2.500%	10/1/19	2,690,000	2,675,249	(d)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,316,936	(d)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	8,490,000	7,895,872	(d)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,530,000	2,344,516	(d)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	11,500,000	9,831,827	(d)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/12/28	6,990,000	5,915,901	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	11,680,000	10,552,625	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	13,950,000	12,708,512	(d)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	5,779,000	5,892,258
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	615,511
JPMorgan Chase & Co., Senior Notes	3.625%	12/1/27	8,950,000	8,457,040
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,730,000	5,719,795	(c)
JPMorgan Chase & Co., Subordinated Notes	2.550%	3/1/21	1,600,000	1,571,832
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	12,050,000	11,981,857
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	10,850,000	10,816,087
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	3,960,000	4,162,022
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	990,000	981,082
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	104,833	(d)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	12,600,000	12,425,945
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	2,600,000	2,541,061
Lloyds Banking Group PLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	10,760,000	10,274,955	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	5,000,000	4,920,393
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	5,270,000	5,392,049	(d)
Royal Bank of Canada	1.875%	2/5/20	7,660,000	7,543,516
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	4,350,000	4,264,230
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	4,030,000	4,024,057
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	15,000,000	14,973,168	(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,236,388
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	2,000,000	1,945,016
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	839,780	(d)
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,650,000	2,617,405
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	660,000	646,610	(d)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	6,590,000	6,847,677	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	$5,190,000	$5,183,645
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	5,590,000	5,590,331
UBS AG, Senior Notes	4.500%	6/26/48	200,000	207,626	(d)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	13,420,000	13,158,078	(d)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	3,050,000	3,033,777	(d)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	17,200,000	17,061,257	(d)
US Bank NA, Senior Notes	3.150%	4/26/21	3,960,000	3,952,921
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/29/18	22,760,000	22,572,230	(c)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	870,000	916,232	(c)(e)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	617,236
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	8,580,000	7,970,212
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	1,986,211
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	151,998
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	18,295,000	18,258,853
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	516,773
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	1,881,828
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,690,000	1,648,652
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	5,066,965
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	12,590,000	11,887,250
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	14,650,000	14,627,654
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	8,000	8,600
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	4,860,000	4,791,267

Total Banks				689,419,519

Capital Markets - 1.5%
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,379,570
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	5,750,000	5,598,686	(d)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	9,118,000	8,590,322	(c)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	510,000	513,259
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	3,967,947
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	2,929,495
Goldman Sachs Capital II, Junior Subordinated Bonds (4.000% to 10/9/18 then 3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/9/18	32,000	26,800	(c)(e)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,140,000	5,299,374
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	397,371
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	953,141
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	340,606
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,134,549
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,502,394
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	11,350,000	10,782,312
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	7,370,099

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	$2,820,000	$2,874,977
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	15,000,000	14,634,211	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	10,000,000	9,528,053	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	9,080,000	8,671,753	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	10,900,000	10,761,341	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	9,440,000	9,362,436
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,400,000	4,097,063
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	13,300,000	13,603,344
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	382,623	(d)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/5/18	1,430,000	0	*(b)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(b)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(b)(g)(h)(i)
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,720,000	2,823,297
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	10,830,000	10,407,732	(c)
State Street Corp., Senior Notes	3.300%	12/16/24	1,170,000	1,151,669

Total Capital Markets				139,084,424

Consumer Finance - 0.1%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	10,603
American Express Credit Corp., Senior Notes	2.375%	5/26/20	4,500,000	4,445,325
Nationwide Building Society, Senior Notes (3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	7,590,000	7,558,426	(c)(d)

Total Consumer Finance				12,014,354

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	7,073,000	7,187,175
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	470,000	483,770
Banco Nacional de Comercio Exterior
SNC Cayman Islands, Subordinated Notes (UST Yield Curve CMT 5 year + 3.000%)	3.800%	8/11/26	8,080,000	7,908,381	(c)(d)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	203,829
GE Capital International Funding Company Unlimited Co., Senior Notes	2.342%	11/15/20	7,744,000	7,569,106
ILFC E-Capital Trust II, Senior Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	5.030%	12/21/65	4,180,000	3,803,800	(c)(d)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	3,740,000	4,253,718

Total Diversified Financial Services				31,409,779

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	$830	$1,135	(d)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.396%	2/12/23	3,783	3,835	(c)(d)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	5,673,000	5,715,548	(c)
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	6,560,000	5,834,146
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,120,000	930,226
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,139,244
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,300,000	1,264,881
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	7,107,000	7,551,188
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	2,880,000	2,876,808	(d)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	1,590,000	1,574,086	(d)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	104,000	136,746	(d)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,908,000	4,160,852	(d)

Total Insurance				31,188,695

TOTAL FINANCIALS				903,116,771

HEALTH CARE - 2.4%
Biotechnology - 0.3%
AbbVie Inc., Subordinated Notes	3.600%	5/14/25	2,450,000	2,374,729
Amgen Inc., Senior Notes	2.125%	5/1/20	1,080,000	1,063,475
Amgen Inc., Senior Notes	3.875%	11/15/21	2,200,000	2,233,127
Celgene Corp., Senior Notes	2.250%	8/15/21	3,040,000	2,940,227
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,197,476
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	592,359
Celgene Corp., Senior Notes	3.875%	8/15/25	3,780,000	3,729,369
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,168,348
Celgene Corp., Senior Notes	5.000%	8/15/45	1,930,000	1,925,009
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	2,820,000	2,797,122
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	1,330,000	1,316,997
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,630,000	1,637,755
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,910,000	1,877,431
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	800,000	796,616
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	4,430,000	4,576,738

Total Biotechnology				30,226,778

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	5,220,000	5,214,436
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,050,000	2,188,298
Abbott Laboratories, Senior Notes	4.900%	11/30/46	4,110,000	4,481,082
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	7,170,000	6,936,373
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,372,000	1,345,540
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,010,000	1,989,278
Medtronic Inc.	4.625%	3/15/45	3,230,000	3,428,973

Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	39,746
Medtronic Inc., Senior Notes	3.500%	3/15/25	3,385,000	3,359,736

Total Health Care Equipment & Supplies				28,983,462

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	$850,000	$815,321
Aetna Inc., Senior Notes	3.875%	8/15/47	2,240,000	1,983,471
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,009,570
Anthem Inc., Senior Notes	2.950%	12/1/22	4,050,000	3,941,490
Anthem Inc., Senior Notes	3.350%	12/1/24	2,000,000	1,942,092
Anthem Inc., Senior Notes	3.650%	12/1/27	7,880,000	7,500,307
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	2,440,000	2,336,521
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	2,680,000	2,534,940
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	361,672
CVS Health Corp., Senior Notes	3.350%	3/9/21	2,480,000	2,476,339
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	202,736
CVS Health Corp., Senior Notes	3.700%	3/9/23	12,560,000	12,506,936
CVS Health Corp., Senior Notes	4.100%	3/25/25	5,830,000	5,822,593
CVS Health Corp., Senior Notes	3.875%	7/20/25	5,136,000	5,068,707
CVS Health Corp., Senior Notes	4.300%	3/25/28	32,080,000	31,889,860
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,800,000	5,984,321
CVS Health Corp., Senior Notes	5.050%	3/25/48	2,810,000	2,885,211
Halfmoon Parent Inc., Senior Secured Notes	3.400%	9/17/21	3,630,000	3,618,059	(d)
Halfmoon Parent Inc., Senior Secured Notes	3.750%	7/15/23	9,680,000	9,660,867	(d)
Halfmoon Parent Inc., Senior Secured Notes	4.125%	11/15/25	2,790,000	2,786,306	(d)
Halfmoon Parent Inc., Senior Secured Notes	4.375%	10/15/28	7,700,000	7,693,040	(d)
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	734,761
Humana Inc., Senior Notes	3.950%	3/15/27	4,160,000	4,096,140
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	864,543
Humana Inc., Senior Notes	4.950%	10/1/44	1,240,000	1,292,381
Humana Inc., Senior Notes	4.800%	3/15/47	270,000	276,445
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	3,780,000	3,694,573
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	3,490,000	3,468,963
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,632,880
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,930,000	2,898,071
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,146,443
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	775,658
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,102,216

Total Health Care Providers & Services				137,003,433

Pharmaceuticals - 0.3%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	1,590,000	1,580,617
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	4,540,000	4,452,058
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	6,520,000	6,360,184
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	1,051,000	1,025,620
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	2,490,000	2,401,060
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	2,550,000	2,508,384
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,290,000	3,138,453
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,000,000	1,921,520
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,390,000	1,687,962

Total Pharmaceuticals				25,075,858

TOTAL HEALTH CARE				221,289,531

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	6.000%	3/15/19	$250,000	$253,687
Boeing Co., Senior Notes	4.875%	2/15/20	3,940,000	4,039,998
Boeing Co., Senior Notes	5.875%	2/15/40	500,000	619,351
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	6,279,000	6,215,259
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	614,000	641,935
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	7,920,000	7,643,017
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,730,000	10,207,498
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	3,310,000	3,118,609
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,282,749
United Technologies Corp., Senior Notes	3.950%	8/16/25	6,610,000	6,588,530
United Technologies Corp., Senior Notes	4.125%	11/16/28	6,570,000	6,538,515
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	21,903
United Technologies Corp., Senior Notes	4.500%	6/1/42	1,460,000	1,448,591

Total Aerospace & Defense				48,619,642

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	3,900,000	3,906,740
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	1,310,000	1,254,566

Total Air Freight & Logistics				5,161,306

Airlines - 0.0%
Air 2 US	8.027%	10/1/19	385,950	393,428	(d)
Continental Airlines 2001-1 Class A-1 Pass-Through Trust	6.703%	6/15/21	295,616	316,308
Delta Air Lines 2007-1 Class A Pass-Through Trust	6.821%	8/10/22	133,169	145,940	(g)
Northwest Airlines 1999-2 Class A Pass-Through Trust	7.575%	3/1/19	304,900	308,712

Total Airlines				1,164,388

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,910,000	2,841,135
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,560,000	3,473,419
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	964,940
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,070,000	1,058,120
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	421,651

Total Commercial Services & Supplies				8,759,265

Electrical Equipment - 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	345,735
Eaton Corp., Senior Notes	2.750%	11/2/22	6,270,000	6,090,838
Eaton Corp., Senior Notes	4.150%	11/2/42	3,980,000	3,784,136

Total Electrical Equipment				10,220,709

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	4.375%	9/16/20	1,063,000	1,086,301
General Electric Co., Senior Notes	4.625%	1/7/21	1,355,000	1,396,532
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	861,048
General Electric Co., Senior Notes	6.875%	1/10/39	23,095,000	28,897,597
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	2,735,703
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	698,399

Total Industrial Conglomerates				35,675,580

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	$1,030,000	$1,027,470
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	769,054

Total Machinery				1,796,524

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,520,000	2,523,889
Union Pacific Corp., Senior Notes	3.950%	9/10/28	11,240,000	11,311,980
Union Pacific Corp., Senior Notes	4.500%	9/10/48	7,580,000	7,762,534

Total Road & Rail				21,598,403

Trading Companies & Distributors - 0.1%
Aviation Capital Group LLC, Senior Notes	6.750%	4/6/21	3,840,000	4,108,361	(d)

Transportation Infrastructure - 0.2%
DP World Ltd., Senior Notes	5.625%	9/25/48	18,680,000	18,541,693	(d)

TOTAL INDUSTRIALS				155,645,871

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	4.854%	4/27/35	1,730,000	1,780,421
Harris Corp., Senior Notes	5.054%	4/27/45	2,100,000	2,217,642

Total Communications Equipment				3,998,063

Internet Software & Services - 0.2%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	14,250,000	13,503,546	(d)

IT Services - 0.2%
Mastercard, Inc., Senior Notes	3.375%	4/1/24	2,850,000	2,851,639
Visa Inc., Senior Notes	2.200%	12/14/20	1,520,000	1,494,174
Visa Inc., Senior Notes	3.150%	12/14/25	6,830,000	6,628,848
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	3,544,750

Total IT Services				14,519,411

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	3,400,000	3,163,246
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	570,000	537,557
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	957,199
Intel Corp., Senior Notes	3.734%	12/8/47	1,089,000	1,017,449
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	7,240,000	7,288,068

Total Semiconductors & Semiconductor Equipment				12,963,519

Software - 0.6%
Microsoft Corp., Senior Notes	2.875%	2/6/24	7,800,000	7,630,928
Microsoft Corp., Senior Notes	2.700%	2/12/25	2,170,000	2,082,818
Microsoft Corp., Senior Notes	2.400%	8/8/26	14,930,000	13,780,820
Microsoft Corp., Senior Notes	3.300%	2/6/27	10,250,000	10,064,369
Microsoft Corp., Senior Notes	3.450%	8/8/36	260,000	248,381
Microsoft Corp., Senior Notes	4.100%	2/6/37	50,000	51,746
Microsoft Corp., Senior Notes	3.700%	8/8/46	2,870,000	2,752,115
Microsoft Corp., Senior Notes	3.950%	8/8/56	1,200,000	1,177,388
salesforce.com Inc., Senior Notes	3.250%	4/11/23	4,940,000	4,907,329
salesforce.com Inc., Senior Notes	3.700%	4/11/28	15,490,000	15,375,797

Total Software				58,071,691

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.000%	11/13/20	$4,320,000	$4,244,421
Apple Inc., Senior Notes	2.450%	8/4/26	11,160,000	10,302,472
Apple Inc., Senior Notes	3.850%	8/4/46	4,590,000	4,412,712
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	11,220,000	11,250,186	(d)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	18,200,000	18,485,746	(d)

Total Technology Hardware, Storage & Peripherals				48,695,537

TOTAL INFORMATION TECHNOLOGY				151,751,767

MATERIALS - 1.6%
Chemicals - 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	612,000	630,736
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	9,280,000	9,146,832	(d)
Nutrien Ltd., Senior Notes	4.875%	3/30/20	690,000	704,180
OCP SA, Senior Notes	4.500%	10/22/25	5,400,000	5,204,250	(d)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	970,000	967,855	(d)

Total Chemicals				16,653,853

Metals & Mining - 1.4%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	10,070,000	9,597,335	(d)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,470,000	2,279,943	(d)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	840,000	911,431
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	9,500,000	10,448,786
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	441,000	434,142
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	9,480,000	10,547,082
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	5,460,000	5,999,175	(c)(d)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	16,040,000	15,378,029	(d)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	4,762,075
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	687,000	735,090
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,720,000	4,757,607	(d)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,210,000	1,194,920	(d)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,800,000	3,799,353	(d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	3,770,000	3,544,862	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	19,880,000	20,166,373
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,970,000	6,540,356
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	18,210,000	20,001,864
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	7,464,000	8,704,517
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	6,150,000	7,235,475

Total Metals & Mining				137,038,415

TOTAL MATERIALS				153,692,268

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,380,000	4,317,166	(d)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,600,000	1,623,912	(d)

TOTAL REAL ESTATE				5,941,078

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 1.4%
Electric Utilities - 1.4%
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	$300,000	$355,963
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,580,000	1,493,211	(d)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	10,740,000	10,632,707	(d)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	873,395
Duke Energy Corp., Senior Notes	2.400%	8/15/22	8,550,000	8,187,152
Duke Energy Corp., Senior Notes	3.150%	8/15/27	9,560,000	8,907,917
Duke Energy Corp., Senior Notes	3.750%	9/1/46	2,500,000	2,205,929
Duke Energy Corp., Senior Notes	3.950%	8/15/47	1,440,000	1,303,254
Exelon Corp., Senior Bonds	5.625%	6/15/35	2,215,000	2,484,206
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,340,546
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	16,863,000	16,433,797
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	15,995,000	20,691,867
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	2,200,000	2,246,622
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	5,800,000	5,312,808
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	7,320,000	8,341,772
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	5,280,501
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	4,180,000	3,926,092	(d)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	7,450,000	7,681,185	(d)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	10/24/42	4,404,000	4,138,879	(j)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	13,920,000	14,497,952	(d)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,200,319

TOTAL UTILITIES				130,536,074

TOTAL CORPORATE BONDS & NOTES (Cost - $2,684,406,963)				2,603,078,318

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 11.9%
Alternative Loan Trust, 2006-OA8, 1A1 (1 mo. USD LIBOR + 0.190%)	2.406%	7/25/46	936,969	908,411	(c)
American Home Mortgage Investment Trust, 2004-4, 1A1 (1 mo. USD LIBOR + 0.680%)	2.896%	2/25/45	2,061,570	2,080,019	(c)
APS Resecuritization Trust, 2015-3, 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	2.501%	10/27/46	14,535,482	14,235,354	(c)(d)
Banc of America Funding Trust, 2005-E, 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.448%	6/20/35	59,727	44,064	(c)
Banc of America Funding Trust, 2015-R3, 9A1 (1 mo. USD LIBOR + 0.150%)	2.215%	2/27/37	10,424,654	10,063,919	(c)(d)
Bear Stearns ARM Trust, 2004-9, 24A1	4.434%	11/25/34	1,546,664	1,503,442	(c)
CD Mortgage Trust, 2016-CD2, A4	3.526%	11/10/49	4,700,000	4,647,972	(c)
CHL Mortgage Pass-Through Trust, 2005-9, 2A1 (1 mo. USD LIBOR + 0.440%)	2.656%	5/25/35	593,931	500,133	(c)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	2.816%	5/25/35	2,839,453	2,677,403	(c)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.726%	4/25/35	43,086	35,350	(c)
CHT Mortgage Trust, 2017-CSMO, A (1 mo. LIBOR + 0.930%)	3.088%	11/15/36	7,900,000	7,932,224	(c)(d)

Citigroup Commercial Mortgage Trust, 2014-GC25, AS	4.017%	10/10/47	1,980,000	2,003,833
Citigroup Commercial Mortgage Trust, 2017-P7, B	4.137%	4/14/50	2,930,000	2,922,366	(c)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,530,000	4,653,356	(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Commercial Mortgage Trust, 2013-CR12, AM	4.300%	10/10/46	$500,000	$512,543
Commercial Mortgage Trust, 2013-CR12, B	4.762%	10/10/46	440,000	451,208	(c)
Commercial Mortgage Trust, 2013-CR12, C	5.252%	10/10/46	210,000	210,127	(c)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.022%	11/10/46	28,998,217	826,736	(c)
Commercial Mortgage Trust, 2014-277P, A	3.732%	8/10/49	3,160,000	3,178,052	(c)(d)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.495%	3/10/47	21,317,881	980,983	(c)
Commercial Mortgage Trust, 2015-CR24, AM	4.028%	8/10/48	8,420,000	8,493,458	(c)
Commercial Mortgage Trust, 2016-SAVA, A (1 mo. LIBOR + 1.720%)	3.878%	10/15/34	4,951,033	4,955,032	(c)(d)
Commercial Mortgage Trust, 2017-PANW, A	3.244%	10/10/29	10,910,000	10,627,376	(d)
CSAIL Commercial Mortgage Trust, 2016-C7, C	4.538%	11/15/49	6,537,000	6,144,081	(c)
CSMC Trust, 2015-12R, 2A1	2.565%	11/30/37	17,401,580	17,392,869	(c)(d)
CSMC Trust, 2015-2R 7A3	3.652%	8/27/36	1,603,959	1,631,223	(c)(d)
CSMC Trust, 2015-GLPA, A	3.881%	11/15/37	1,514,909	1,529,641	(d)
CSMC Trust, 2017-RPL1, M1	3.100%	7/25/57	24,813,700	22,468,036	(c)(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	18,552,200	18,372,533	(c)(d)
CSMC Trust, 2018- PLUM, A (1 mo. USD LIBOR + 3.231%)	5.364%	8/15/20	45,400,000	45,457,840	(b)(d)(g)
CSMC Trust, 2018-J1, A2	3.500%	2/25/48	89,430,087	87,425,870	(c)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4, 7AR2 (1 mo. USD LIBOR + 0.450%)	2.666%	6/25/34	197,908	185,977	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1, 4AF1 (1 mo. USD LIBOR + 0.290%)	2.448%	4/15/36	8,678,149	7,962,202	(c)(d)(g)
EverBank Mortgage Loan Trust 18-1, 2018-1, A22	3.500%	2/25/48	23,000,680	22,532,179	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC), Strips, 20170, B, IO	10.000%	3/1/21	439	13
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K007, X1, IO	1.204%	4/25/20	17,154,179	213,892	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K015, X1, IO	1.747%	7/25/21	5,702,597	211,138	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K016, X1, IO	1.668%	10/25/21	1,910,972	71,142	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K036, X1, IO	0.895%	10/25/23	77,993,193	2,452,558	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K062, X1, IO	0.438%	12/25/26	306,231,612	7,019,747	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K072, X1, IO	0.495%	12/25/27	104,169,573	3,061,440	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20KJ03, A2	2.328%	6/25/21	3,791,000	3,711,670
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,703,326	2,952,401
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 201345, A	0.000%	7/15/22	195	190
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 202957, ZA	5.000%	3/15/35	4,196,477	4,409,638

Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 203242, SC, IO (-1.000 x 1 mo. LIBOR + 6.290%)	4.132%	11/15/36	650,873	81,161	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 203368, AI, IO (-1.000 x 1 mo. LIBOR + 6.030%)	3.872%	9/15/37	1,265,201	145,896	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 203621, SB, IO (-1.000 x 1 mo. LIBOR + 6.230%)	4.072%	1/15/40	$393,577	$48,941	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 203639, EY	5.000%	2/15/30	1,603,478	1,651,493
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 203973, SA, IO (-1.000 x 1 mo. LIBOR + 6.490%)	4.332%	12/15/41	703,213	121,001	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204054, SA, IO (-1.000 x 1 mo. LIBOR + 6.050%)	3.892%	8/15/39	1,205,230	127,320	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204099, ST, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.842%	8/15/42	2,202,285	356,427	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204119, IN, IO	3.500%	10/15/32	1,479,051	208,745
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204174, SA, IO (-1.000 x 1 mo. LIBOR + 6.200%)	4.042%	5/15/39	1,085,091	92,141	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204194, BI, IO	3.500%	4/15/43	11,274,105	1,845,944
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204239, IO, IO	3.500%	6/15/27	2,614,566	243,474
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204298, PI, IO	4.000%	4/15/43	1,841,823	261,573
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204310, SA, IO (-1.000 x 1 mo. LIBOR + 5.950%)	3.792%	2/15/44	2,698,925	386,341	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204335, SW, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.842%	5/15/44	1,075,368	159,742	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204415, IO	1.552%	4/15/41	1,872,523	88,779	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204793, CB	3.000%	5/15/48	23,861,876	22,928,555
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 204793, CD	3.000%	6/15/48	17,067,377	16,306,118
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281, AI, IO (-1.000 x 1 mo. LIBOR + 6.430%)	4.272%	2/15/37	1,688,801	234,010	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.792%	10/15/41	1,522,675	212,295	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.092%	9/15/42	1,412,014	186,246	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	25,672,976	24,517,558
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 20283, IO, IO	3.500%	10/15/27	623,228	57,519
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 20334, S7, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.942%	8/15/44	696,684	117,304	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 20353, S1, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.842%	12/15/46	9,385,479	1,548,171	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1, M2 (1 mo. USD LIBOR + 2.200%)	4.416%	2/25/24	3,729,961	3,834,197	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	3.866%	4/25/24	10,365,047	10,504,331	(c)

Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ1, M2 (1 mo. USD LIBOR + 2.500%)	4.716%	8/25/24	320,458	321,640	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1, M2 (1 mo. USD LIBOR + 2.900%)	5.116%	7/25/28	$19,593,834	$20,078,154	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01, A3	3.089%	11/25/27	380,000	362,753
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, 20S8FX A2	3.291%	3/25/27	7,880,000	7,695,265
Federal National Mortgage Association (FNMA), 2012-M13, X2, IO	0.694%	5/25/22	102,993,771	2,029,121	(c)
Federal National Mortgage Association (FNMA), 2013-M1, X2, IO	0.593%	8/25/22	84,444,749	1,559,627	(c)
Federal National Mortgage Association (FNMA), 2014-M3, X2, IO	0.073%	1/25/24	94,340,098	244,850	(c)
Federal National Mortgage Association (FNMA), 2015-M4, X2, IO	0.391%	7/25/22	106,977,566	1,323,687	(c)
Federal National Mortgage Association (FNMA), 2015-M7, X2, IO	0.507%	12/25/24	178,149,547	4,610,484	(c)
Federal National Mortgage Association (FNMA), 2018-M2, A2	2.999%	1/25/28	8,420,000	8,008,237	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04, 1M1 (1 mo. USD LIBOR + 1.450%)	3.666%	1/25/29	6,052,242	6,100,303	(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01, 1M1 (1 mo. USD LIBOR + 1.300%)	3.516%	7/25/29	18,019,102	18,163,778	(c)(d)
Federal National Mortgage Association (FNMA) ACES, 2017-M15, ATS2	3.196%	11/25/27	2,120,000	2,043,474	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-115, EI, IO (-1.000 x 1 mo. LIBOR + 6.640%)	4.424%	12/25/36	1,404,589	212,770	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123, PM	4.000%	7/25/40	6,500,000	6,598,779
Federal National Mortgage Association (FNMA) REMIC, 2010-27, AS, IO (-1.000 x 1 mo. LIBOR + 6.480%)	4.264%	4/25/40	886,883	138,895	(c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59, NZ	5.500%	7/25/41	1,281,515	1,380,831
Federal National Mortgage Association (FNMA) REMIC, 2011-99, KS, IO (-1.000 x 1 mo. LIBOR + 6.700%)	4.484%	10/25/26	813,719	67,432	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101, BI, IO	4.000%	9/25/27	964,557	85,669
Federal National Mortgage Association (FNMA) REMIC, 2012-133, CS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	12/25/42	1,476,528	229,172	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134, MS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	12/25/42	1,008,228	159,130	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28, B	6.500%	6/25/39	240,655	255,621
Federal National Mortgage Association (FNMA) REMIC, 2012-35, SC, IO (-1.000% x 1 mo. LIBOR + 6.500%)	4.284%	4/25/42	1,977,276	321,293	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-46, BA	6.000%	5/25/42	1,266,670	1,375,841
Federal National Mortgage Association (FNMA) REMIC, 2012-51, B	7.000%	5/25/42	490,219	560,875

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-70, YS, IO (-1.000 x 1 mo. LIBOR + 6.650%)	4.434%	2/25/41	$462,663	$51,666	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-74, OA, PO	0.000%	3/25/42	115,238	103,083
Federal National Mortgage Association (FNMA) REMIC, 2012-74, SA,IO (-1.000 x 1 mo. LIBOR + 6.650%)	4.434%	3/25/42	1,699,762	192,840	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS,IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.384%	7/25/42	515,871	83,879	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75, AO, PO	0.000%	3/25/42	201,667	175,538
Federal National Mortgage Association (FNMA) REMIC, 2013-124,SB, IO (-1.000 x 1 mo. LIBOR + 5.950%)	3.734%	12/25/43	6,827,082	1,108,291	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-126,CS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	9/25/41	3,433,081	422,059	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14, IG, IO	4.000%	3/25/43	2,302,523	461,952
Federal National Mortgage Association (FNMA) REMIC, 2013-26, HI, IO	3.000%	4/25/32	2,327,702	178,244
Federal National Mortgage Association (FNMA) REMIC, 2013-29, QI, IO	4.000%	4/25/43	3,566,041	729,796
Federal National Mortgage Association (FNMA) REMIC, 2013-54, BS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	6/25/43	3,496,732	588,197	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9, BC	6.500%	7/25/42	2,355,522	2,630,822
Federal National Mortgage Association (FNMA) REMIC, 2013-9, CB	5.500%	4/25/42	5,902,369	6,349,840
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.560%	8/25/44	4,666,677	235,223	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56, AS,IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	8/25/45	1,551,552	282,342	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-60, QS,IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.884%	9/25/46	9,320,674	1,188,566	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76, SB, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.884%	10/25/57	19,765,308	3,248,146	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85, SC, IO (-1.000 x 1 mo. LIBOR + 6.200%)	3.984%	11/25/47	5,812,055	828,154	(c)
Federal National Mortgage Association (FNMA) REMIC, 201991-97, KA, IO	1,009.250%	8/25/21	23	272
Federal National Mortgage Association (FNMA) REMIC, 201992-96 B, PO	0.000%	5/25/22	244	240
Federal National Mortgage Association (FNMA) STRIPS, 20390, C3, IO	6.000%	7/25/38	514,341	108,972
Federal National Mortgage Association (FNMA) STRIPS, 20407, 22, IO	5.000%	1/25/39	181,245	39,138
Federal National Mortgage Association (FNMA) STRIPS, 20407, 23, IO	5.000%	1/25/39	92,514	22,352	(c)
Federal National Mortgage Association (FNMA) STRIPS, 20407, 27, IO	5.500%	1/25/39	87,445	17,086	(c)
Federal National Mortgage Association (FNMA) STRIPS, 20407, 34, IO	5.000%	1/25/38	120,929	24,560
Federal National Mortgage Association (FNMA) STRIPS, 20407, 41, IO	6.000%	1/25/38	623,798	145,527
Federal National Mortgage Association (FNMA) STRIPS, 20409, C1, IO	3.000%	11/25/26	2,495,792	190,398

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 20409, C13, IO	3.500%	11/25/41	$2,404,805	$474,175
Federal National Mortgage Association (FNMA) STRIPS, 20409, C17, IO	4.000%	11/25/41	2,580,993	557,847
Federal National Mortgage Association (FNMA) STRIPS, 20409, C18, IO	4.000%	4/25/42	1,854,789	371,202
Federal National Mortgage Association (FNMA) STRIPS, 20409, C2, IO	3.000%	4/25/27	3,020,261	254,000
Federal National Mortgage Association (FNMA) STRIPS, 20409, C22, IO	4.500%	11/25/39	1,125,541	257,020
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	38,641,262	37,632,648	(c)(d)
FREMF Mortgage Trust, 2012-K20, X2A, IO	0.200%	5/25/45	53,446,578	318,365	(d)
Galton Funding Mortgage Trust, 2017-1, A22	3.000%	7/25/56	11,878,590	11,359,389	(c)(d)
GE Business Loan Trust, 2007-1A, A (1 mo. LIBOR + 0.170%)	2.328%	4/16/35	1,143,764	1,122,521	(c)(d)
Government National Mortgage Association (GNMA), 2009-106, PD	4.500%	4/20/38	1,277,747	1,298,434
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.335%	3/20/39	180,940	6,684	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. LIBOR + 6.480%)	4.315%	4/20/40	198,078	29,581	(c)
Government National Mortgage Association (GNMA), 2010-42, PC	5.000%	7/20/39	5,000,000	5,205,644
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	1,305,338	1,342,882
Government National Mortgage Association (GNMA), 2010-76, CS, IO (-1.000 x 1 mo. LIBOR + 6.550%)	4.385%	6/20/40	2,745,291	392,651	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.485%	1/20/40	354,944	31,961	(c)
Government National Mortgage Association (GNMA), 2010-86, PB	4.500%	10/20/39	8,262,471	8,433,469
Government National Mortgage Association (GNMA), 2010-H03, FA (1 mo. USD LIBOR + 0.550%)	2.623%	3/20/60	2,353,781	2,362,895	(c)
Government National Mortgage Association (GNMA), 2010-H10, FC (1 mo. USD LIBOR + 1.000%)	3.073%	5/20/60	1,135,035	1,150,500	(c)
Government National Mortgage Association (GNMA), 2010-H26, LF (1 mo. USD LIBOR + 0.350%)	2.430%	8/20/58	806,332	805,718	(c)
Government National Mortgage Association (GNMA), 2010-H27, FA (1 mo. USD LIBOR + 0.380%)	2.460%	12/20/60	1,301,972	1,302,015	(c)
Government National Mortgage Association (GNMA), 2010-H28, FE (1 mo. USD LIBOR + 0.400%)	2.480%	12/20/60	2,600,570	2,601,696	(c)
Government National Mortgage Association (GNMA), 2011-H03, FA (1 mo. USD LIBOR + 0.500%)	2.580%	1/20/61	1,687,792	1,692,949	(c)
Government National Mortgage Association (GNMA), 2011-H05, FB (1 mo. USD LIBOR + 0.500%)	2.580%	12/20/60	1,849,020	1,855,188	(c)
Government National Mortgage Association (GNMA), 2011-H06, FA (1 mo. USD LIBOR + 0.450%)	2.530%	2/20/61	1,664,614	1,667,623	(c)
Government National Mortgage Association (GNMA), 2011-H08, FG (1 mo. USD LIBOR + 0.480%)	2.560%	3/20/61	3,324,566	3,332,117	(c)
Government National Mortgage Association (GNMA), 2011-H09, AF (1 mo. USD LIBOR + 0.500%)	2.580%	3/20/61	2,486,616	2,493,268	(c)
Government National Mortgage Association (GNMA), 2012-112, IO	0.278%	2/16/53	13,965,364	281,709	(c)
Government National Mortgage Association (GNMA), 2012-124, AS, IO (-1.000 x 1 mo. LIBOR + 6.200%)	4.042%	10/16/42	1,376,469	216,176	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.962%	4/16/53	$19,844,640	$603,158	(c)
Government National Mortgage Association (GNMA), 2012-34, SA, IO (-1.000 x 1 mo. LIBOR + 6.050%)	3.885%	3/20/42	3,034,266	398,010	(c)
Government National Mortgage Association (GNMA), 2012-44, IO	0.458%	3/16/49	10,933,884	163,800	(c)
Government National Mortgage Association (GNMA), 2012-66, CI, IO	3.500%	2/20/38	1,812,089	149,202
Government National Mortgage Association (GNMA), 2012-81, AI, IO	3.500%	4/20/27	359,804	23,952
Government National Mortgage Association (GNMA), 2012-98, SA, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.942%	8/16/42	1,316,398	192,302	(c)
Government National Mortgage Association (GNMA), 2013-145, IO	1.068%	9/16/44	17,345,124	849,944	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.147%	2/16/46	23,747,530	1,163,012	(c)
Government National Mortgage Association (GNMA), 2013-188, CI, IO	3.500%	3/20/39	5,248,972	411,633
Government National Mortgage Association (GNMA), 2013-2, IO	0.423%	5/16/54	17,070,709	377,852	(c)
Government National Mortgage Association (GNMA), 2014-118, HS, IO (-1.000 x 1 mo. LIBOR + 6.200%)	4.035%	8/20/44	11,230,000	1,910,113	(c)
Government National Mortgage Association (GNMA), 2014-160, EI, IO	4.000%	7/16/26	2,967,592	258,309
Government National Mortgage Association (GNMA), 2014-175, AB	2.600%	6/16/47	1,275,722	1,257,568
Government National Mortgage Association (GNMA), 2014-186 IO	0.757%	8/16/54	41,020,918	1,844,596	(c)
Government National Mortgage Association (GNMA), 2014-47, IA, IO	0.301%	2/16/48	4,105,930	97,834	(c)
Government National Mortgage Association (GNMA), 2014-5, SP, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.992%	6/16/43	1,296,092	134,869	(c)
Government National Mortgage Association (GNMA), 2014-50, IO, IO	0.844%	9/16/55	10,063,864	535,800	(c)
Government National Mortgage Association (GNMA), 2015-098, IO	0.892%	4/16/55	38,023,422	2,122,175	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	4,035,045	811,119
Government National Mortgage Association (GNMA), 2016-135, SB, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.942%	10/16/46	2,892,676	491,030	(c)
Government National Mortgage Association (GNMA), 2016-84, IG, IO	4.500%	11/16/45	21,850,952	4,766,324
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.691%	3/16/60	7,355,768	439,389	(c)
Government National Mortgage Association (GNMA), 2017-H22, IC, IO (12 mo. USD LIBOR)	2.637%	11/20/67	943,102	115,737	(c)(g)
Government National Mortgage Association (GNMA), 2018-118 AC	3.200%	5/16/49	5,040,000	4,938,422
Government National Mortgage Association (GNMA), 2018-123 AH	3.250%	9/16/52	6,539,000	6,423,596
Government National Mortgage Association (GNMA), 2018-129 AG	3.100%	5/16/59	9,220,000	9,007,882
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	6,940,000	6,784,919
Government National Mortgage Association (GNMA), 2018-37, QA	2.750%	3/20/48	5,232,463	5,003,526
Government National Mortgage Association (GNMA), 2018-98 A	3.000%	10/16/50	5,842,973	5,677,037
Government National Mortgage Association (GNMA), 2018-99 A	3.200%	1/16/52	4,190,150	4,109,327
Government National Mortgage Association (GNMA), 2018-H06, PF (1 mo. USD LIBOR + 0.300%)	2.380%	2/20/68	9,529,936	9,509,071	(c)
Government National Mortgage Association (GNMA), 2018-H07, FD (1 mo. USD LIBOR + 0.300%)	2.380%	5/20/68	14,957,908	14,924,035	(c)
Government National Mortgage Association (GNMA), 2018-H08, KF (1 mo. USD LIBOR + 0.300%)	2.380%	5/20/68	6,971,545	6,954,043	(c)
GS Mortgage Securities Trust, 2013-GC16, B	5.161%	11/10/46	1,120,000	1,181,503	(c)
GS Mortgage Securities Trust, 2017-GS8, A4	3.469%	11/10/50	11,490,000	11,194,833

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
GS Mortgage Securities Trust, 2018-SRP5, A (1 mo. LIBOR + 1.300%)	3.458%	9/15/31	$28,920,000	$29,006,008	(c)(d)
GS Mortgage Securities Trust, 2018-SRP5, B (1 mo. LIBOR + 2.500%)	4.658%	9/15/31	35,660,000	35,765,661	(c)(d)
GSR Mortgage Loan Trust, 2005-4F, 1A1	4.500%	4/25/20	37,862	37,960
HarborView Mortgage Loan Trust, 2005-9, 2A1B (1 mo. USD LIBOR + 0.370%)	2.535%	6/20/35	7,217,174	7,244,128	(c)
Hospitality Mortgage Trust, 2017-HIT, A (1 mo. LIBOR + 0.850%)	2.983%	5/8/30	11,970,000	11,987,476	(c)(d)
Hudson Yards Mortgage Trust, 2016-10HY, A	2.835%	8/10/38	9,560,000	8,931,100	(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.893%	9/25/35	26,147	24,569	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17, B	5.050%	1/15/47	490,000	511,083	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C21, IO	1.189%	8/15/47	59,363,101	2,705,337	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C22, A4	3.801%	9/15/47	540,000	545,796
JPMBB Commercial Mortgage Securities Trust, 2014-C22, C	4.710%	9/15/47	1,540,000	1,494,842	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31, A3	3.801%	8/15/48	3,880,000	3,918,385
JPMDB Commercial Mortgage Securities Trust, 2016-C4, A3	3.141%	12/15/49	6,030,000	5,793,411
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11, AS	3.216%	4/15/46	2,000,000	1,956,341
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6, B (1 mo. LIBOR + 2.280%)	4.438%	11/15/31	6,061,397	6,077,738	(c)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7, D (1 mo. USD LIBOR + 3.750%)	5.908%	5/15/28	4,250,000	4,197,640	(c)(d)
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP9	5.372%	5/15/47	1,057,212	1,061,419
JPMorgan Mortgage Trust, 2018-3, A1	3.500%	9/25/48	47,616,617	46,663,475	(c)(d)
JPMorgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	63,606,964	62,375,215	(c)(d)
MASTR Reperforming Loan Trust, 2005-1, 1A3	7.000%	8/25/34	62,792	63,256	(d)
MASTR Reperforming Loan Trust, 2005-2, 1A1F (1 mo. USD LIBOR + 0.350%)	2.566%	5/25/35	492,079	403,273	(c)(d)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	340,566	324,800	(d)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8, A3A3 (1 mo. USD LIBOR + 0.370%)	2.586%	8/25/36	15,167,372	15,110,452	(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9, 3A1	4.184%	12/25/35	32,113	28,905	(c)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1, 1A	4.336%	2/25/36	119,611	122,263	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5, XA, IO	1.626%	8/15/45	7,119,281	309,002	(c)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10, A4	4.219%	7/15/46	510,000	522,877	(c)
Morgan Stanley Capital I Trust, 2017-ASHF, A (1 mo. LIBOR + 0.850%)	3.008%	11/15/34	2,540,000	2,545,197	(c)(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR, 2A2	3.584%	7/25/35	743,458	667,909	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	$7,100,000	$6,852,035	(c)(d)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3, A1	6.500%	2/25/35	192,111	193,781	(d)
New Residential Mortgage Loan Trust, 2016-4A, A1	3.750%	11/25/56	11,282,047	11,247,614	(c)(d)
New Residential Mortgage Loan Trust, 2017-1A, A1	4.000%	2/25/57	17,863,388	17,967,192	(c)(d)
New Residential Mortgage Loan Trust, 2017-4A, A1	4.000%	5/25/57	20,812,957	20,975,527	(c)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2, A5	4.976%	5/25/35	84,287	64,481
Nomura Resecuritization Trust, 2014-5R, 1A1	3.000%	6/26/35	2,520,874	2,460,263	(c)(d)
Nomura Resecuritization Trust, 2015-5R, 4A1 (1 mo. USD LIBOR + 0.140%)	3.461%	7/26/37	10,358,803	10,453,175	(c)(d)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	333,030	282,908	(d)
Prime Mortgage Trust, 2006-DR1, 1A1	5.500%	5/25/35	1,134,925	1,072,421	(d)
Prime Mortgage Trust, 2006-DR1, 2A2	6.000%	5/25/35	19,402,233	15,945,141	(d)
Residential Asset Securitization Trust, 2003-A14, A1	4.750%	2/25/19	358,900	335,546
Rosslyn Portfolio Trust, 2017-ROSS, A (1 mo. LIBOR + 0.950%)	3.108%	6/15/33	8,440,000	8,464,645	(c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-10, 2A	4.315%	8/25/34	1,854,115	1,864,041	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS, 1A1 (1 mo. USD LIBOR + 0.320%)	2.536%	10/25/35	355,514	351,828	(c)
UBS Commercial Mortgage Trust, 2017-C3, AS	3.739%	8/15/50	4,750,000	4,636,256	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9, 1A7 (1 year Treasury Constant Maturity Rate + 2.330%)	4.331%	9/25/33	16,554	17,074	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR11, A1A (1 mo. USD LIBOR + 0.320%)	2.536%	8/25/45	3,648,866	3,694,954	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR13, A1A1 (1 mo. USD LIBOR + 0.290%)	2.506%	10/25/45	1,299,975	1,316,000	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19, A1A1 (1 mo. USD LIBOR + 0.270%)	2.486%	12/25/45	4,636,287	4,693,412	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4, 4A1	3.580%	9/25/36	164,110	148,939	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	2.506%	12/25/45	68,118	68,147	(c)
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2004-RA1, 2A	7.000%	3/25/34	4,378	4,782
Waterfall Commercial Mortgage Trust, 2015-SBC5, A	4.104%	9/14/22	4,164,717	4,130,141	(c)(d)
Wells Fargo Commercial Mortgage Trust 2015-NXS1, IO	1.297%	5/15/48	47,769,542	2,354,709	(c)
Wells Fargo Mortgage Loan Trust, 2010-RR4, 2A1	4.608%	8/27/35	35,319	35,459	(c)(d)
WFRBS Commercial Mortgage Trust, 2014-C19, B	4.723%	3/15/47	250,000	256,370	(c)
WFRBS Commercial Mortgage Trust, 2014-C19, XA, IO	1.264%	3/15/47	9,756,927	401,129	(c)
WFRBS Commercial Mortgage Trust, 2014-C21, AS	3.891%	8/15/47	2,767,000	2,770,104
WFRBS Commercial Mortgage Trust, 2014-C21, B	4.213%	8/15/47	5,160,000	5,135,911	(c)
WFRBS Commercial Mortgage Trust, 2014-C24, AS	3.931%	11/15/47	2,916,000	2,919,441
WFRBS Commercial Mortgage Trust, IO	1.226%	8/15/47	34,739,360	1,543,894	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,133,074,465)				1,105,978,874

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.3%
U.S. Government Agencies - 1.0%
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	$20,110,000	$26,533,556
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	59,220,000	57,596,529
Financing Corp., (FICO), Bonds, Strips	0.000%	4/5/19	1,150,000	1,135,478
Financing Corp., (FICO), Bonds, STRIPS	0.000%	11/2/18	6,320,000	6,308,577

Total U.S. Government Agencies				91,574,140

U.S. Government Obligations - 10.3%
U.S. Treasury Bonds	3.750%	11/15/43	27,700,000	30,336,910
U.S. Treasury Bonds	2.500%	2/15/45	61,970,000	54,289,109
U.S. Treasury Bonds	3.000%	5/15/45	226,840,000	218,936,044
U.S. Treasury Bonds	2.875%	8/15/45	122,760,000	115,622,178
U.S. Treasury Bonds	3.000%	5/15/47	99,897,000	96,234,760
U.S. Treasury Bonds	3.000%	2/15/48	1,000,000	962,598
U.S. Treasury Bonds	3.000%	8/15/48	112,358,000	108,153,352
U.S. Treasury Bonds, Strips	0.000%	11/15/21	2,470,000	2,259,194
U.S. Treasury Notes	1.625%	7/31/19	250,000	248,037
U.S. Treasury Notes	2.500%	5/31/20	830,000	826,109
U.S. Treasury Notes	1.375%	5/31/21	30,000	28,856
U.S. Treasury Notes	1.875%	8/31/22	59,840,000	57,523,537
U.S. Treasury Notes	1.375%	8/31/23	3,640,000	3,378,945
U.S. Treasury Notes	2.750%	8/31/23	87,703,000	86,944,164
U.S. Treasury Notes	2.000%	6/30/24	51,760,000	49,095,169
U.S. Treasury Notes	2.750%	2/15/28	8,000	7,801
U.S. Treasury Notes	2.875%	5/15/28	77,217,000	76,064,777
U.S. Treasury Notes	2.875%	8/15/28	14,040,000	13,825,835
U.S. Treasury Notes	3.125%	5/15/48	47,910,000	47,283,053

Total U.S. Government Obligations				962,020,428

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,081,816,247)				1,053,594,568

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 6.2%
ACIS CLO Ltd., 2015-6A, A1 (3 mo. USD LIBOR + 1.590%)	3.933%	5/1/27	$8,750,000	$8,756,764	(c)(d)
Airspeed Ltd., 2007-1A, G1W (1 mo. USD LIBOR + 0.270%)	2.428%	4/15/24	6,453,943	5,724,286	(c)(d)
AMMC CLO XI Ltd., 2012-11A, A1R2 (3 mo. USD LIBOR + 1.010%)	3.349%	4/30/31	20,180,000	20,061,564	(c)(d)
AMMC CLO XII Ltd., 2013-12A, AR (3 mo. USD LIBOR + 1.200%)	3.541%	11/10/30	6,745,000	6,750,045	(c)(d)
Amortizing Residential Collateral Trust, 2002-BC5, M1 (1 mo. USD LIBOR + 1.035%)	3.251%	7/25/32	475,033	471,645	(c)
Apex Credit CLO 2016 Ltd., 2016-1A, A2A (3 mo. USD LIBOR + 0.750%)	3.087%	7/27/28	7,500,000	7,500,577	(c)(d)
Apidos CLO XXII, 2015-22A, A1 (3 mo. USD LIBOR + 1.500%)	3.848%	10/20/27	5,000,000	5,002,010	(c)(d)
Ares XXXIII CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.350%)	3.666%	12/5/25	15,000,000	15,029,595	(c)(d)
Argent Securities Trust, 2006-W4, A2B (1 mo. USD LIBOR + 0.110%)	2.326%	5/25/36	111,933	41,594	(c)
Atrium XIII, 2013A, A1 (3 mo. USD LIBOR + 1.180%)	3.527%	11/21/30	4,525,000	4,529,602	(c)(d)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	3.357%	4/20/31	11,765,000	11,672,374	(c)(d)
Bear Stearns Asset Backed Securities I Trust (1 mo. USD LIBOR + 0.975%)	3.191%	12/25/34	5,980,077	6,027,383	(c)
Bear Stearns Asset Backed Securities Trust, 2004-SD3, A3 (1 mo. USD LIBOR + 1.140%)	3.356%	9/25/34	6,516	6,538	(c)
BlueMountain CLO Ltd., 2012-2A, AR (3 mo. USD LIBOR + 1.420%)	3.742%	11/20/28	2,000,000	2,001,180	(c)(d)
BlueMountain CLO Ltd., 2014-3A, A1R (3 mo. USD LIBOR + 1.140%)	3.479%	10/15/26	5,000,000	4,999,955	(c)(d)
BlueMountain CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.330%)	3.667%	4/13/27	7,000,000	6,999,923	(c)(d)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	3.348%	4/20/31	24,500,000	24,308,214	(c)(d)
Bowman Park CLO Ltd., 2014-1A, AR (3 mo. USD LIBOR + 1.180%)	3.490%	11/23/25	7,750,000	7,754,100	(c)(d)
Brazos Student Finance Corp., 2009-1, AS (3 mo. USD LIBOR + 2.500%)	4.873%	12/27/39	5,900,000	6,144,719	(c)
California Street CLO IX LP, 2012-9A, AR (3 mo. USD LIBOR + 1.450%)	3.789%	10/16/28	750,000	750,355	(c)(d)
Catskill Park CLO Ltd., 2017-1A, A2 (3 mo. USD LIBOR + 1.700%)	4.048%	4/20/29	7,375,000	7,397,309	(c)(d)
CBAM Ltd., 2017-2A, B1 (3 mo. USD LIBOR + 1.750%)	4.086%	10/17/29	8,685,000	8,703,612	(c)(d)
Community Funding CLO, 2015-1A, A	5.750%	11/1/27	10,358,351	10,371,082	(d)
Conseco Finance Corp., 201996-5, B1	8.100%	7/15/26	2,659	41	(c)
Countrywide Asset-Backed Certificates, 2003-BC3, A2 (1 mo. USD LIBOR + 0.620%)	2.836%	9/25/33	839,657	825,908	(c)
Countrywide Asset-Backed Certificates, 2006-SD4, A1 (1 mo. USD LIBOR + 0.340%)	2.556%	12/25/36	363,762	202,828	(c)(d)
Credit-Based Asset Servicing & Securitization LLC, 2006-MH1, M1	6.250%	10/25/36	367,778	368,984	(d)
Credit-Based Asset Servicing & Securitization LLC, 201999-3, A	6.183%	2/3/29	11,152	11,149	(c)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	48,215,580	43,965,483	(c)(d)
CVP CLO Ltd., 2017-2A, C (3 mo. USD LIBOR + 2.100%)	4.448%	1/20/31	4,750,000	4,672,884	(c)(d)
Galaxy CLO Ltd., 2013-15A, BR (3 mo. USD LIBOR + 1.600%)	3.939%	10/15/30	12,250,000	12,293,757	(c)(d)
GSAA Home Equity Trust, 2005-6, A3 (1 mo. USD LIBOR + 0.370%)	2.586%	6/25/35	1,321,184	1,330,501	(c)
GSAA Home Equity Trust, 2005-9, 2A4 (1 mo. USD LIBOR + 0.430%)	2.646%	8/25/35	6,500,000	6,421,460	(c)
Hertz Vehicle Financing II LP, 2015-1A, B	3.520%	3/25/21	8,480,000	8,436,006	(d)
Hertz Vehicle Financing II LP, 2017-1A, A	2.960%	10/25/21	37,520,000	37,076,326	(d)
HSI Asset Securitization Corp. Trust, 2006-OPT3, 3A3 (1 mo. USD LIBOR + 0.180%)	2.396%	2/25/36	1,258,091	1,256,248	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Jamestown CLO IV Ltd., 2014-4A, A2R (3 mo. USD LIBOR + 1.350%)	3.689%	7/15/26	$16,000,000	$15,986,864	(c)(d)
Jamestown CLO X Ltd., 2017-10A, A1 (3 mo. USD LIBOR + 1.250%)	3.603%	7/17/29	2,250,000	2,250,679	(c)(d)
Jamestown CLO X Ltd., 2017-10A, A2 (3 mo. USD LIBOR + 1.850%)	4.203%	7/17/29	6,500,000	6,530,491	(c)(d)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.345%	4/15/31	5,345,000	5,305,864	(c)(d)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.679%	4/15/29	9,250,000	9,275,132	(c)(d)
LCM XXIV Ltd., 2024A, A (3 mo. USD LIBOR + 1.310%)	3.658%	3/20/30	7,500,000	7,521,030	(c)(d)
Long Beach Mortgage Loan Trust, 2000-1, AV1 (1 mo. USD LIBOR + 0.520%)	2.702%	1/21/31	67,539	66,111	(c)
Long Beach Mortgage Loan Trust, 2001-1, A1 (1 mo. USD LIBOR + 0.440%)	2.622%	4/21/31	7,118,216	6,910,700	(c)
Long Beach Mortgage Loan Trust, 2004-6, A3 (1 mo. USD LIBOR + 1.300%)	3.516%	11/25/34	895,879	903,826	(c)
Long Beach Mortgage Loan Trust, 2005-2, M4 (1 mo. USD LIBOR + 0.930%)	3.146%	4/25/35	4,847,304	4,893,116	(c)
Magnetite CLO Ltd., 2014-9A, A1R (3 mo. USD LIBOR + 1.000%)	3.335%	7/25/26	8,750,000	8,751,794	(c)(d)
Magnetite XVIII Ltd., 2016-18A, A (3 mo. USD LIBOR + 1.400%)	3.714%	11/15/28	10,000,000	10,011,160	(c)(d)
MASTR Asset Backed Securities Trust, 2007-NCW, A1 (1 mo. USD LIBOR + 0.300%)	2.516%	5/25/37	6,053,472	5,718,188	(c)(d)
Morgan Stanley Resecuritization Trust, 2015-R7, 1A	4.250%	2/26/29	6,416,133	6,353,986	(c)(d)
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A, C (3 mo. USD LIBOR + 2.450%)	4.792%	4/19/30	4,000,000	4,014,076	(c)(d)
New Residential Mortgage Trust, 2018-1	4.000%	12/25/57	20,507,065	20,740,641	(c)(d)
OHA Loan Funding Ltd., 2015-1A, AR (3 mo. USD LIBOR + 1.410%)	3.724%	8/15/29	3,150,000	3,186,058	(c)(d)
RAAC Series Trust, 2007-RP1, A (1 mo. USD LIBOR + 0.290%)	2.506%	5/25/46	16,289,167	16,089,938	(c)(d)
Regatta VII Funding Ltd., 2016-1A, B2 (3 mo. USD LIBOR + 1.800%)	4.138%	12/20/28	7,000,000	7,013,657	(c)(d)
SBA Small Business Investment Cos, 2015-10A, 1	2.517%	3/10/25	983,391	952,165
SBA Small Business Investment Cos, 2018-10A, 1	3.187%	3/10/28	6,356,565	6,262,734
Seneca Park CLO Ltd., 2014-1A, AR (3 mo. USD LIBOR + 1.120%)	3.456%	7/17/26	5,750,000	5,749,937	(c)(d)
SLM Student Loan EDC Repackaging Trust, 2013-M1, M1	3.500%	10/28/29	696,815	683,083	(d)(g)
SLM Student Loan Trust, 2006-10, A6 (3 mo. USD LIBOR + 0.150%)	2.485%	3/25/44	27,850,000	26,855,577	(c)
Structured Asset Investment Loan Trust, 2004-1, A3 (1 mo. USD LIBOR + 0.800%)	3.016%	2/25/34	6,209,768	6,218,660	(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2004-6XS, A5B	6.050%	3/25/34	577,287	587,885
TCI-Flatiron CLO Ltd., 2016-1A, A (3 mo. USD LIBOR + 1.550%)	3.886%	7/17/28	7,500,000	7,513,395	(c)(d)
TCI-Symphony CLO Ltd., 2016-1A, B1 (3 mo. USD LIBOR + 1.800%)	4.137%	10/13/29	6,750,000	6,752,241	(c)(d)
Towd Point Mortgage Trust, 2017-1, A1	2.750%	10/25/56	13,262,332	13,005,706	(c)(d)
Venture XXIV CLO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	3.768%	10/20/28	2,750,000	2,751,845	(c)(d)
Venture XXVIII CLO, 2017-28RR, A1 (3 mo. USD LIBOR + 1.280%)	2.686%	7/22/30	7,421,053	7,423,895	(c)(d)
Venture XXVIII CLO, 2017-28RR, A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/22/30	11,042,948	11,043,677	(c)(d)
Venture XXX CLO Ltd., 2017-30A, B (3 mo. USD LIBOR + 1.600%)	3.939%	1/15/31	4,850,000	4,831,876	(c)(d)
Voya CLO Ltd., 2017-2A, A2A (3 mo. USD LIBOR + 1.710%)	4.049%	6/7/30	12,900,000	12,956,141	(c)(d)
Voya CLO Ltd., 2018-3A, A1A (3 mo. USD LIBOR + 1.15%)	3.610%	10/15/31	6,750,000	6,750,000	(c)(d)(l)
Whitehorse XII Ltd., 2018-12A, A (3 mo. USD LIBOR + 1.25%)	3.676%	10/15/31	12,040,000	12,040,000	(c)(d)
Zais CLO 2 Ltd., 2014-2A, A1BR	2.920%	7/25/26	7,250,000	7,160,049	(d)
Zais CLO 5 Ltd., 2016-2A, A1 (3 mo. USD LIBOR + 1.530%)	3.869%	10/15/28	8,400,000	8,401,520	(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $578,708,591)				577,329,698

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 4.3%
Brazil - 0.1%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	$6,890,000	$5,695,515

Colombia - 0.3%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	9,100,000	8,838,375
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	14,710,000	15,850,025
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	1,640,000	1,642,460

Total Colombia				26,330,860

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	8,150,000	7,460,396	(d)

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	290,000	300,958	(j)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,190,000	1,227,730	(j)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,726,000	5,690,155	(j)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	280,000	278,247	(d)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	340,000	358,760	(j)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	911,000	978,241	(d)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	20,210,000	19,292,385	(d)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	3,420,000	3,216,780	(j)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	8,320,000	8,354,337	(d)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,020,000	3,032,464	(j)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,960,000	7,115,285	(d)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,320,000	2,228,518	(d)

Total Indonesia				52,073,860

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	16,930,000	17,355,028	(d)

Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	10,890,000	10,692,891	(d)

Mexico - 0.9%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	4,854,000	4,892,080
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	10,660,000	10,372,180
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	112,000	124,657
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	55,930,000	53,580,940
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	14,900,000	13,931,500

Total Mexico				82,901,357

Panama - 0.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	12,000,000	15,048,120
Panama Government International Bond, Senior Notes	4.500%	5/15/47	16,580,000	16,646,486

Total Panama				31,694,606

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	18,400,000	23,322,000
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	3,664,000	4,358,328

Total Peru				27,680,328

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Poland - 0.3%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	$6,420,000	$6,758,238
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	25,170,000	25,699,526

Total Poland				32,457,764

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	44,600,000	47,005,278	(j)

Saudi Arabia - 0.2%
Saudi Government International Bonds, Senior Notes	2.875%	3/4/23	23,240,000	22,478,425	(d)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,100,000	25,164,967	(d)

Uruguay - 0.2%
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	16,620,000	17,014,725

TOTAL SOVEREIGN BONDS (Cost - $415,524,064)				406,006,000

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	5,525,443	5,930,175
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	34,427,369	32,065,642
TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $37,270,190)				37,995,817

MUNICIPAL BONDS - 0.1%
Illinois - 0.1%
City of Chicago, IL, GO	6.314%	1/1/44	5,380,000	5,348,312

Ohio - 0.0%
American Municipal Power Inc.	7.834%	2/15/41	150,000	215,103

TOTAL MUNICIPAL BONDS (Cost - $5,591,186)				5,563,415

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $112.50	10/26/18	324	$324,000	$75,938
U.S. Treasury 5-Year Notes Futures, Put @ $108.75	11/23/18	25,291	25,291,000	0	(h)
U.S. Treasury 10-Year Notes Futures, Call @ $118.50	10/26/18	462	462,000	259,875
U.S. Treasury 10-Year Notes Futures, Call @ $118.75	10/26/18	77	77,000	32,484
U.S. Treasury 10-Year Notes Futures, Put @ $118.50	10/26/18	308	308,000	86,625
U.S. Treasury 10-Year Notes Futures, Put @ $119.00	10/26/18	39	39,000	20,719
U.S. Treasury 10-Year Notes Futures, Put @ $119.50	10/26/18	158	158,000	138,250
U.S. Treasury Long-Term Bonds Futures, Call @ $140.00	11/23/18	77	77,000	128,734
U.S. Treasury Long-Term Bonds Futures, Call @ $140.00	10/26/18	37	37,000	46,250
U.S. Treasury Long-Term Bonds Futures, Call @ $140.50	10/26/18	162	162,000	156,938
U.S. Treasury Long-Term Bonds Futures, Call @ $141.00	10/26/18	308	308,000	226,187

TOTAL PURCHASED OPTIONS (Cost - $1,579,053)				1,172,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $9,286,672,783)				9,095,134,238

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 19.5%
U.S. GOVERNMENT AGENCIES - 0.8%
Federal Home Loan Bank (FHLB), Discount Notes	2.009%	10/15/18	37,640,000	37,609,248	(m)
Federal Home Loan Bank (FHLB), Discount Notes	2.140%	11/9/18	32,070,000	31,995,662	(m)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $69,608,385)				69,604,910

COMMERCIAL PAPER - 4.7%
BPCE SA	6.720%	10/1/18	83,780,000	83,765,073	(m)(n)
Danske Corp.	2.424%	11/9/18	90,150,000	89,913,672	(m)(n)
Mitsubishi UFJ Trust & Banking NY	2.638%	10/10/18	57,000,000	56,959,359	(m)(n)

MIZUHO Corp. BK	4.090%	12/11/18	58,960,000	58,682,220	(m)(n)
MUFG Bank Ltd.	2.402%	11/13/18	54,980,000	54,822,916	(m)
Standard Chartered Bank	3.613%	10/3/18	96,120,000	96,091,965	(m)(n)

TOTAL COMMERCIAL PAPER (Cost - $440,312,431)				440,235,205

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CERTIFICATES OF DEPOSIT - 1.4%
Norinchukin Bank NY (Cost - $131,690,000)	2.280%	12/13/18	$131,690,000	$131,681,923

			SHARES
MONEY MARKET FUNDS - 12.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,174,300,526)	2.100%		1,174,300,526	1,174,300,526	(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,815,911,342)				1,815,822,564

TOTAL INVESTMENTS - 117.0% (Cost - $11,102,584,125)				10,910,956,802
Liabilities in Excess of Other Assets - (17.0)%				(1,583,405,781)

TOTAL NET ASSETS - 100.0%				$9,327,551,021

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

*	Non-income producing security.

(a)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2018, the Fund held TBA securities with a total cost of $1,659,696,302.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on these securities is currently in default as of September 30, 2018.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of September 30, 2018.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)	Rate shown represents yield-to-maturity.

(n)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $1,174,300,526 and the cost was $1,174,300,526 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
EDC	— Economic Development Corporation
GO	— General Obligation
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
UST	— United States Treasury

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	10/26/18	$113.25	887	$887,000	$34,649
U.S. Treasury 5-Year Notes Futures, Call	10/26/18	113.00	529	529,000	41,328
U.S. Treasury 5-Year Notes Futures, Call	10/26/18	113.50	164	164,000	3,844
U.S. Treasury 5-Year Notes Futures, Call	11/23/18	113.00	400	400,000	68,750
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	119.50	193	193,000	30,156
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	119.25	116	116,000	25,375
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	120.50	75	75,000	2,344
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	119.00	38	38,000	11,875
U.S. Treasury 10-Year Notes Futures, Call	11/23/18	120.50	580	580,000	72,500
U.S. Treasury 10-Year Notes Futures, Call	11/23/18	120.00	173	173,000	35,141
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	120.00	385	385,000	30,078
U.S. Treasury Long-Term Bonds Futures, Call	10/26/18	143.00	557	557,000	104,437
U.S. Treasury Long-Term Bonds Futures, Call	10/26/18	142.50	346	346,000	91,906
U.S. Treasury Long-Term Bonds Futures, Call	10/26/18	144.00	235	235,000	22,031
U.S. Treasury Long-Term Bonds Futures, Call	10/26/18	142.00	232	232,000	90,625
U.S. Treasury Long-Term Bonds Futures, Call	10/26/18	145.00	137	137,000	6,422
U.S. Treasury Long-Term Bonds Futures, Call	11/23/18	143.00	707	707,000	342,453
U.S. Treasury Long-Term Bonds Futures, Call	11/23/18	145.00	199	199,000	40,422
U.S. Treasury Long-Term Bonds Futures, Call	11/23/18	146.00	119	119,000	16,734
U.S. Treasury Long-Term Bonds Futures, Call	11/23/18	144.00	115	115,000	35,938
U.S. Treasury Long-Term Bonds Futures, Call	11/23/18	148.00	79	79,000	6,172

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $1,857,644)					$1,113,180

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	22,585	12/19	$5,482,292,248	$5,468,957,750	$(13,334,498)
90-Day Eurodollar	170	3/20	41,520,681	41,154,875	(365,806)
90-Day Eurodollar	3,770	6/20	916,729,261	912,622,750	(4,106,511)
U.S. Treasury 2-Year Notes	8,352	12/18	1,766,577,590	1,760,053,508	(6,524,082)
U.S. Treasury 5-Year Notes	26,920	12/18	3,050,570,793	3,027,869,076	(22,701,717)

					(47,032,614)

Contracts to Sell:
90-Day Eurodollar	2,084	12/18	510,423,811	507,141,400	3,282,411
U.S. Treasury 10-Year Notes	11,194	12/18	1,343,907,349	1,329,637,312	14,270,037
U.S. Treasury Long-Term Bonds	5,918	12/18	849,044,720	831,479,000	17,565,720
U.S. Treasury Ultra 10-Year Notes	1,055	12/18	135,353,085	132,930,000	2,423,085
U.S. Treasury Ultra Long-Term Bonds	986	12/18	156,611,604	152,121,313	4,490,291

					42,031,544

Net unrealized depreciation on open futures contracts					$(5,001,070)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

At September 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/23)	$7,100,000	3/20/24	0.670%	1.000% quarterly	$117,264	$(83,048)	$200,312

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1)	$1,125,454	7/25/36	4.420% monthly	$113,193	$72,676	$40,517	(a)(b)

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
	$128,870,000	3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	—	$(608,652)
	83,080,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	(878,182)
	162,570,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(2,779,825)
	214,280,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(35,047)	(4,496,431)
	234,000,000	5/31/22	3-Month LIBOR quarterly	2.250% semi-annually	355,382	(6,966,040)
	646,530,000	8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	(165,365)	(4,962,332)
	1,009,570,000	12/19/23	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.310% quarterly	—	(63,278)

Total	$2,478,900,000				$154,970	$(20,754,740)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.30
Index	$403,840,000	6/20/23	1.000% quarterly	$8,047,723	$5,793,928	$2,253,795
Markit CDX.NA.IG.31
Index	1,421,310,000	12/20/23	1.000% quarterly	27,468,237	27,027,665	440,572

Total	$1,825,150,000			$35,515,960	$32,821,593	$2,694,367

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$3,304,415,548	—		$3,304,415,548
Corporate Bonds & Notes:
Financials	—	903,116,771	$0	*	903,116,771
Industrials	—	155,499,931	145,940		155,645,871
Other Corporate Bonds & Notes	—	1,544,315,676	—		1,544,315,676
Collateralized Mortgage Obligations	—	1,052,443,095	53,535,779		1,105,978,874
U.S. Government & Agency Obligations	—	1,053,594,568	—		1,053,594,568
Asset-Backed Securities	—	576,646,615	683,083		577,329,698
Sovereign Bonds	—	406,006,000	—		406,006,000
U.S. Treasury Inflation Protected Securities	—	37,995,817	—		37,995,817
Municipal Bonds	—	5,563,415	—		5,563,415
Purchased Options	$1,172,000	—	—		1,172,000

Total Long-Term Investments	1,172,000	9,039,597,436	54,364,802		9,095,134,238

Short-Term Investments†:
U.S. Government Agencies	—	69,604,910	—		69,604,910
Certificates of Deposit	—	131,681,923	—		131,681,923
Commercial Paper	—	440,235,205	—		440,235,205
Money Market Funds	—	1,174,300,526	—		1,174,300,526

Total Short-Term Investments	—	1,815,822,564	—		1,815,822,564

Total Investments	$1,172,000	$10,855,420,000	$54,364,802		$10,910,956,802

Other Financial Instruments:
Futures Contracts	$42,031,544	—	—		$42,031,544
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$117,264	—		117,264
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,694,367	—		2,694,367
OTC Credit Default Swap on Credit Indices - Sell Protection‡	—	—	$113,193		113,193

Total Other Financial Instruments	$42,031,544	$2,811,631	$113,193		$44,956,368

Total	$43,203,544	$10,858,231,631	$54,477,995		$10,955,913,170

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$1,113,180	—	—	$1,113,180
Futures Contracts	47,032,614	—	—	47,032,614
Centrally Cleared Interest Rate Swaps	—	$20,754,740	—	20,754,740

Total	$48,145,794	$20,754,740	—	$68,900,534

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The following transactions were effected in shares of such companies for the period ended September 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$1,770,704,834	$3,700,795,692	3,700,795,692	$4,297,200,000	4,297,200,000	—	$18,421,524	—	$1,174,300,526

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2018